PGIM Laddered S&P 500 Buffer 12 ETF
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Long-Term Investments 100.0%
Affiliated Exchange-Traded Funds
PGIM S&P 500 Buffer 12 ETF - January*	293,136	$9,676,419

PGIM S&P 500 Buffer 12 ETF - February*	299,426	9,686,431

PGIM S&P 500 Buffer 12 ETF - March*	299,770	9,681,132

PGIM S&P 500 Buffer 12 ETF - April*	324,065	9,681,442

PGIM S&P 500 Buffer 12 ETF - May*	311,639	9,684,244

PGIM S&P 500 Buffer 12 ETF - June*	314,785	9,677,907

PGIM S&P 500 Buffer 12 ETF - July*	311,609	9,679,916

PGIM S&P 500 Buffer 12 ETF - August*	308,704	9,680,186

PGIM S&P 500 Buffer 12 ETF - September*	313,817	9,680,062

PGIM S&P 500 Buffer 12 ETF - October*	316,562	9,678,725

PGIM S&P 500 Buffer 12 ETF - November*	315,423	9,685,000

PGIM S&P 500 Buffer 12 ETF - December*	315,082	9,688,110

Total Long-Term Investments (cost $107,256,889)		116,179,574

Short-Term Investment 1.3%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $1,565,228)	1,565,228	1,565,228

TOTAL INVESTMENTS 101.3% (cost $108,822,117)(wa)		117,744,802
Liabilities in excess of other assets (1.3)%		(1,507,573)

Net Assets 100.0%		$116,237,229

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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